ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade and other payables	$ 44,048	$ 48,591
Accrued liabilities	40,165	35,998
Payroll related liabilities	10,410	8,311
Total	$ 94,623	$ 92,900